Restatement - consolidated statements of operations and comprehensive (loss)/income (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 183,188
Cost of revenues	(70,537)	$ (10,227)	¥ (85,290)	¥ (88,801)
Gross profit	112,651	16,333	272,262	241,427
Operating expenses:
Selling and marketing expenses	(127,696)	(18,514)	(274,670)	(279,665)
General and administrative expenses	(64,708)	(9,382)	(72,788)	(98,820)
Research and development expenses	(19,799)	(2,871)	(35,651)	(34,267)
Impairment of long-lived assets	(19,743)	(2,863)	0	0
Total operating expenses	(231,946)	(33,630)	(383,109)	(412,752)
Loss from operations	(119,295)	(17,297)	(110,847)	(171,325)
Other income/(expenses):
Interest income/(expenses), net	(174)	(25)	625	2,409
Foreign exchange (loss)/gain	444	64	(149)	(25)
Gain from equity method investments	26
Impairment of goodwill	(69,853)	(10,128)	0	0
Change in fair value of warrant liability	11,219	1,627	0	0
Other income, net	5,692	825	8,868	3,498
Loss before income taxes	(171,941)	(24,930)	(101,945)	(164,510)
Income tax benefit	5,451	790	0	1,032
Net loss	(166,490)
Net loss	(166,490)	(24,140)	(101,945)	(163,478)
Net loss	(166,490)
Foreign currency translation adjustment	(1,008)	(146)	(1,603)	(6,853)
Total other comprehensive loss	(1,008)	(146)	(1,603)	(6,853)
Total comprehensive loss	(167,498)	(24,286)	(103,548)	(170,331)
TuanChe Limited's shareholders	(167,498)	(24,286)	(103,548)	(169,887)
Non-controlling interests	¥ 0	$ 0	¥ 0	¥ (444)
Comprehensive loss attributable to:
Net loss attributable to the TuanChe Limited's ordinary shareholders per share, basic | ¥ / shares	¥ (0.52)		¥ (0.33)	¥ (0.54)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share, diluted | ¥ / shares	¥ (0.52)		¥ (0.33)	¥ (0.54)
Weighted average number of ordinary shares, basic | shares	319,539,180	319,539,180	306,792,324	304,439,440
Weighted average number of ordinary shares, diluted | shares	319,539,180	319,539,180	306,792,324	304,439,440
Share based compensation	¥ 10,282	$ 1,491	¥ 9,797	¥ 17,448
Selling and marketing expenses
Comprehensive loss attributable to:
Share based compensation	1,556	226	2,123	(952)
General and administrative expenses
Comprehensive loss attributable to:
Share based compensation	4,868	706	3,928	14,316
Research and development expenses
Comprehensive loss attributable to:
Share based compensation	3,858	$ 559	¥ 3,746	¥ 4,084
Auto shows
Net revenues
Total net revenues	53,962
Special promotion events
Net revenues
Total net revenues	1,609
Referral service for commercial bank
Net revenues
Total net revenues	44,202
Online marketing
Net revenues
Total net revenues	50,757
Others
Net revenues
Total net revenues	32,658
As previously reported
Net revenues
Total net revenues	183,188
Cost of revenues	(62,187)
Gross profit	121,001
Operating expenses:
Selling and marketing expenses	(127,696)
General and administrative expenses	(64,708)
Research and development expenses	(19,799)
Impairment of long-lived assets	(19,743)
Total operating expenses	(231,946)
Loss from operations	(110,945)
Other income/(expenses):
Interest income/(expenses), net	(174)
Foreign exchange (loss)/gain	444
Gain from equity method investments	26
Impairment of goodwill	(69,853)
Change in fair value of warrant liability	11,219
Other income, net	5,692
Loss before income taxes	(163,591)
Income tax benefit	5,451
Net loss	(158,140)
Net loss	(158,140)
Net loss	(158,140)
Foreign currency translation adjustment	(1,008)
Total other comprehensive loss	(1,008)
Total comprehensive loss	(159,148)
TuanChe Limited's shareholders	¥ (159,148)
Comprehensive loss attributable to:
Net loss attributable to the TuanChe Limited's ordinary shareholders per share, basic | ¥ / shares	¥ (0.49)
Weighted average number of ordinary shares, basic | shares	319,539,180	319,539,180
Share based compensation	¥ 10,282
As previously reported | Selling and marketing expenses
Comprehensive loss attributable to:
Share based compensation	1,556
As previously reported | General and administrative expenses
Comprehensive loss attributable to:
Share based compensation	4,868
As previously reported | Research and development expenses
Comprehensive loss attributable to:
Share based compensation	3,858
As previously reported | Auto shows
Net revenues
Total net revenues	53,962
As previously reported | Special promotion events
Net revenues
Total net revenues	1,609
As previously reported | Referral service for commercial bank
Net revenues
Total net revenues	44,202
As previously reported | Online marketing
Net revenues
Total net revenues	50,757
As previously reported | Others
Net revenues
Total net revenues	32,658
Restatement Adjustment
Net revenues
Cost of revenues	(8,350)
Gross profit	(8,350)
Operating expenses:
Loss from operations	(8,350)
Other income/(expenses):
Loss before income taxes	(8,350)
Net loss	(8,350)
Net loss	(8,350)
Net loss	(8,350)
Total comprehensive loss	(8,350)
TuanChe Limited's shareholders	¥ (8,350)
Comprehensive loss attributable to:
Net loss attributable to the TuanChe Limited's ordinary shareholders per share, basic | ¥ / shares	¥ (0.03)